Share Capital (Details Narrative)			1 Months Ended		12 Months Ended
	Feb. 05, 2021 USD ($) shares	Jan. 14, 2021 USD ($) shares	Apr. 30, 2021 shares	Apr. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($) shares	Oct. 31, 2021 CAD ($) shares	Oct. 31, 2020 USD ($) shares	Oct. 31, 2019 USD ($) shares	Oct. 31, 2018 shares
Reserve Quantities [Line Items]
Stock issued to employees for compensation, shares | shares					534,294	534,294	909,386
Stock issued to employees for compensation					$ 95,294		$ 76,797
Number of common shares issued | shares	10,231,784	600,000	1,953,125	23,162,579			1,153,095
Fair value of common shares	$ 1,225,000	$ 107,461			916,290
Shares issued to partner creditor, shares | shares		400,000
Shares issued to partner creditor		$ 36,310			36,310
Fair value of Agent Warrants				$ 210,278
Principal conversion amount					$ 1,042,951	$ 1,311,111
Number of shares converted | shares					10,488,884	10,488,884	1,038,095
Value of derivative liabilities settled with conversions allocated to equity					$ 1,833,731
Number of PBIC common stock issued during the period | shares							15,000,000
Issuance cost recognized in share capital							$ 11,508
Issuance cost in contributed surplus							5,083
Pproceeds from issuance of common stock							$ 1,067,744
Number of common stock issued for debt conversion | shares							1,038,095
Value of common stock issued for debt conversion							$ 112,863
Stock issued for long term debt, shares | shares							115,000
Stock issued for long term debt, value							$ 9,746
Common units issued to service providers, shares | shares							2,300,000
Common units issued to service providers							$ 163,543
Common shares outstanding | shares								3,773,689
Novicius Subco [Member]
Reserve Quantities [Line Items]
Share Capital description								Company assigned CAD$369,508 ($279,888) of indebtedness to Novicius Subco which was subsequently converted (the “Debt Conversion”) into 839,790 units of Novicius Subco at CAD$0.44 per unit (the “Debt Conversion Units”). Each Debt Conversion Unit was comprised of one common share of Novicius Subco (a “Debt Conversion Share”) and one Novicius Subco purchase warrant (“Novicius Subco Warrants”). In accordance with the Definitive Agreement, upon close of the Transaction, the Debt Conversion Shares were exchanged for 839,790 common shares of the Company and the 839,790 Novicius Subco Warrants were exchanged, without additional consideration or action, for the same number of warrants of the Company. Of the deemed proceeds of the Debt Conversion Units of $279,888 related to the assigned indebtedness, $200,651 were assigned to the common shares of Novicius Subco and $79,237 were allocated to the Novicius Subco Warrants.
Grown Rogue Canada [Member]
Reserve Quantities [Line Items]
Share Capital description								Grown Rogue Canada, completed a brokered private placement of 6,193,917 subscription receipts (the “Brokered Subscription Receipts”) for gross proceeds of CAD$2,725,323 ($2,064,377). The Grown Rogue Canada Shares and Grown Rogue Canada Warrants issued upon conversion of the Brokered Subscription Receipts were immediately exchanged, without additional consideration or action, for common shares and warrants of the Company upon close of the Transaction. Of the gross proceeds of $2,064,377, $584,430 was allocated to the Grown Rogue Canada Warrants.
Cash commissions and expenses								$ 200,567
Transaction cost								$ 63,311
G R Unlimited [Member]
Reserve Quantities [Line Items]
Number of common shares issued | shares								60,746,202	6,600,000
Owner Of G H [Member]
Reserve Quantities [Line Items]
Number of common shares issued | shares							200,000
Fair value of common shares							$ 12,812
Director [Member] | G R Unlimited [Member]
Reserve Quantities [Line Items]
Number of common shares issued | shares								100,000
Fair value of common shares								$ 33,328
Director [Member] | G R Unlimited [Member] | Various Service Agreements [Member]
Reserve Quantities [Line Items]
Number of common shares issued | shares								1,035,500
Fair value of common shares								$ 255,360
Director [Member] | G R Unlimited [Member] | Various Debt Settlement Agreements [Member]
Reserve Quantities [Line Items]
Number of common shares issued | shares								530,818
Fair value of common shares								$ 121,587
Loss on debt settlement								$ 4,942